GENERAL (General and Major Suppliers) (Details)	12 Months Ended
Dec. 31, 2013
GENERAL [Abstract]
Number of countries in which entity sells products	50
Cost of Goods, Total [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Line Items]
Concentration risk percentage	48.00%